Virtus KAR Capital Growth Fund

and Virtus KAR Mid-Cap Growth Fund,

each a series of Virtus Equity Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated March 6, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Virtus KAR Capital Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.31%(c)
Total Annual Fund Operating Expenses	1.01%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.78%

(c)                Estimated for current fiscal year, as annualized.

(d)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.47% for Class A Shares, 2.22% for Class C Shares, 1.22% for Class I Shares, 0.78% for Class R6 Shares and 1.47% for Class T Shares through March 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$80	$299	$535	$1,215

Virtus KAR Mid-Cap Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.40%(c)
Total Annual Fund Operating Expenses	1.20%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.90%

(c)                Estimated for current fiscal year, as annualized.

(d)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 0.90% for Class R6 Shares and 1.40% for Class T Shares through March 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$92	$351	$631	$1,428

All Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced with the following.

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus KAR Capital Growth Fund	1.47%(1)	2.22%(1)	1.22%(1)	0.78%	1.47%(1)
Virtus KAR Mid-Cap Growth Fund	1.40%	2.15%	1.15%	0.90%	1.40%

(1)    Fund expenses currently below the capped level.

2

In the second table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced and a new footnote added as follows:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Capital Growth Fund	1.30%	2.08%	1.08%	1.01%(1)(2)
Virtus KAR Mid-Cap Growth Fund	1.40%	2.15%	1.15%	1.11%(1)(2)
(1)	Estimated based on then-existing share classes.
(2)	Reflects estimated expenses under prior expense limitation arrangements.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/CapGr&MCGrNewR6ExpCaps (3/2018)

3

Virtus KAR Capital Growth Fund

and Virtus KAR Mid-Cap Growth Fund,

each a series of Virtus Equity Trust

Supplement dated March 19, 2018 to the Statement of

Additional Information (“SAI”) dated March 6, 2018, as supplemented

Important Notice to Investors

Effective March 29, 2018, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 79-80 of the fund’s SAI, the rows in the second table corresponding to the funds will be replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares
Capital Growth Fund	1.47%	2.22%	1.22%	0.78%	1.47%
Mid-Cap Growth Fund	1.40%	2.15%	1.15%	0.90%	1.40%

These expense limitation arrangements will be contractual through March 31, 2019.

Investors should retain this supplement with the SAI for future reference.

VET 8019B SAI/5FundsNewR6ExpCaps (3/2018)